Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		100.00%
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		64.00%
Fixed Income Securities [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	60.00%
Fixed Income Securities [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	86.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		27.00%
Equity Securities [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	14.00%
Equity Securities [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	44.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		9.00%
Cash and Cash Equivalents [Member] | Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%